Allianz Life Insurance Company of North America

Stewart Gregg
Senior Securities Counsel
Corporate Legal
5701 Golden Hills Drive
Minneapolis, MN  55416-1297

Telephone:  763-765-2913
stewart.gregg@allianzlife.com
www.allianzlife.com

VIA EDGAR

April 21, 2015

Securities and Exchange Commission
Insured Investments Office
100 F Street, NE
Washington, DC    20549-4644

Re:           Allianz Life Variable Account B
Registration Statement Nos. 333-169265 and 811-05618

Dear Sir/Madam:

Accompanying this letter for filing pursuant to Rule 497(c) under the Securities Act of 1933, is the definitive version of the Prospectus supplement, contained in the most recent post-effective amendment filed on April 13, 2015, for the above referenced Registrant. The Prospectus and Statement of Additional Information, dated April 27, 2015, does not differ from that contained in the same post-effective amendment, filed on April 13, 2015.

Please contact me with any questions or comments you may have concerning the enclosed. I can be reached at the address listed above or at (763) 765-2913.

Sincerely,

Allianz Life Insurance Company of North America

By: /s/           Stewart D. Gregg
Stewart D. Gregg

SUPPLEMENT DATED APRIL 27, 2015

to the

Allianz ConnectionsSM Variable Annuity Prospectus dated April 27, 2015 for contracts issued from May 2, 2011 through April 26, 2013

ISSUED BY

Allianz Life Insurance Company of North America and Allianz Life® Variable Account B

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective July 1, 2015 for Allianz ConnectionsSM Contracts issued from May 2, 2011 through April 26, 2013 with the Income Protector rider, the following replaces information on the rider charge in the Fee Tables and Appendix E - Previous Versions of Income Protector and Investment Protector.

We are increasing the rider charge by 0.20% for the following versions of Income Protector that we no longer offer. The benefit version identifier (for example, (05.11)) is located in your rider.

Benefit Version	Current Rider Charge	New Rider Charge as of the first Quarterly Anniversary that occurs on or after July 1, 2015
Income Protector (05.11) available from May 2, 2011 through January 20, 2012 in all states except Oregon, and from May 2, 2011 through February 21, 2012 in Oregon only	1.40% for single and 1.55% for joint Lifetime Plus Payments	Increased to 1.60% for single and 1.75% for joint Lifetime Plus Payments
Income Protector (01.12) available from January 23, 2012 through April 27, 2012 in all states except Oregon, and from February 22, 2012 through April 27, 2012 in Oregon only	1.40% for both single and joint Lifetime Plus Payments	Increased to 1.60% for both single and joint Lifetime Plus Payments
Income Protector (05.12) available from April 30, 2012 through July 20, 2012

PRO-009-0415

(CNT-062-WW)